LEASE	12 Months Ended
Dec. 31, 2024
LEASE
LEASE

12. LEASE

The Company leases manufacturing facilities in various regions where the Company operates. The Company also leases land for construction and operations of solar power and battery energy storage systems, and leases office space, office equipment and motor vehicles for its sales and administrative functions. Leased assets are mainly located in the United States, PRC and Europe.

The Company capitalizes lease costs to its project assets and solar power and battery energy storage systems, when such costs qualify for capitalization as during periods in which activities necessary to get the property ready for its intended use are in progress.

The leases considered as ROU assets have various terms of up to 50 years. The Company also has certain leases with terms of 12 months or less, which are not recorded on the consolidated balance sheet.

The components of lease expense were as follows:

	Years Ended December 31,
	2023	2024
Finance lease cost:
Amortization of finance lease ROU assets	$49,483	$75,189
Interest on finance lease liabilities	5,368	8,986
Operating fixed lease cost	24,489	24,992
Short-term lease cost	1,824	467
Total lease expense	$81,164	$109,634

12. LEASE (Continued)

Supplemental balance sheet information for leases is presented below:

		December 31,	December 31,
	Balance Sheet Location	2023	2024
Assets:
Operating lease ROU assets	Right-of-use assets	$132,786	$280,420
Land use rights, net	Right-of use assets	104,221	98,128
Total operating lease ROU assets		237,007	378,548

Finance lease ROU assets	Property, plant and equipment, net	163,553	178,151
Total finance lease ROU assets		$163,553	$178,151

Liabilities:
Operating lease	Operating lease liabilities – current	$20,204	$21,327
Operating lease	Operating lease liabilities – non-current	116,846	271,849
Total operating lease liabilities		$137,050	$293,176

Finance lease	Other current liabilities	$88,180	$54,287
Finance lease	Other non-current liabilities	71,651	132,106
Total finance lease liabilities		$159,831	$186,393

Other supplemental information related to leases is presented below:

	Years Ended December 31,
	2023	2024
Cash paid for amounts included in the measurement of lease liabilities
Operating cash outflows for finance leases	$(5,368)	$(8,986)
Operating cash outflows for operating leases	(19,686)	(15,032)
Financing cash outflows for finance leases	(42,319)	(72,211)
ROU assets obtained in exchange for new finance lease liabilities in non-cash transaction	167,726	89,787
ROU assets obtained in exchange for new operating lease liabilities in non-cash transaction	119,412	184,481
ROU assets disposed through early termination of operating leases in non-cash transaction	$(3,288)	$(954)

	December 31,	December 31,
	2023	2024
Weighted average remaining lease term - finance leases (in years)	4.0	6.8
Weighted average remaining lease term - operating leases (in years)	14.4	15.5
Weighted average discount rate - finance lease	5.5%	5.3%
Weighted average discount rate - operating lease	5.7%	5.0%

12. LEASE (Continued)

As of December 31, 2024, maturities of operating and finance lease liabilities were as follows:

	Operating	Finance	Total
	Leases	Leases	Leases
Year Ending December 31,
2025	$25,641	$57,758	$83,399
2026	27,541	27,049	54,590
2027	26,247	26,236	52,483
2028	27,314	25,010	52,324
2029	27,500	13,797	41,297
Thereafter	328,346	49,463	377,809
Total lease payments	462,589	199,313	661,902
Less: imputed interest	169,413	12,920	182,333
Present value of lease liabilities	$293,176	$186,393	$479,569

Analysis as:
Short-term	$21,327	$54,287	$75,614
Long-term	271,849	132,106	403,955
Total lease liabilities	$293,176	$186,393	$479,569